Property, plant and equipment -impairment (narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total net impairment loss/ (reversal) recognized	$ 4,093,000,000	$ (315,000,000)
Net impairment loss	4,043,000,000
Increased refinery margin forecast [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals		155,000,000
North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals		246,000,000
Net impairment loss	292,000,000
North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	2,241,000,000	762,000,000
North America [member] | Unconventional assets [Member] | Exploration and evaluation assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	608,000,000	237,000,000
North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total net impairment loss/ (reversal) recognized	0
Impairment reversals		126,000,000
Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals		$ 604,000,000
Net impairment loss	1,119,000,000
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals	178,000,000
Net impairment loss	$ 178,000,000